Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies.
Schedule of minimum rentals under the non-cancelable leases

(Dollars in thousands)
2013	$17,626
2014	17,831
2015	13,085
2016	3,195
2017	2,619
Thereafter	17,032

Total(a)	$71,388

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $3.5 million in the future under non-cancelable subleases.